Subsequent Events	6 Months Ended
Jun. 30, 2020
Subsequent Events [Abstract]
Subsequent Events	Note 16 – Subsequent Events Events subsequent to June 30, 2020 were evaluated and no additional events were identified requiring further disclosure in the consolidated financial statements.